Stock Option Plans - Schedule of Weighted Average Assumptions in Calculating Option Fair Value (Details) - Employee Stock Option	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility (as a percent)	45.50%	47.90%	47.90%	44.30%
Risk-free interest rate (as a percent)	2.00%	1.40%	2.00%	1.70%
Expected term (in years)	6 years 1 month 6 days	6 years	6 years	6 years 1 month 6 days
Expected dividends (as a percent)	0.00%	0.00%	0.00%	0.00%